Insurance – Pension Plans (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Technical Provisions For Insurance And Pension Plans
Initial balances	R$ 245,352,819	R$ 244,720,988
Receipt of premiums net of fees	34,095,654	29,021,129
Payment of benefits	(1,534,454)	(1,331,764)
Payment of redemptions	(29,728,682)	(29,903,661)
Adjustment for inflation and interest	27,085,942	10,499,820
Others	(5,660,139)	(7,653,693)
Closing balance on December 31	R$ 269,611,140	R$ 245,352,819